Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value and Fair Value Hierarchy of Financial Instruments [Abstract]
Schedule of Non-Current Financial Asset

Below is a summary of significant unobservable inputs to the non-current financial asset together with a quantitative sensitivity analysis as at December 31, 2024:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Average EV/S multiple of peers	4.82	10% increase/decrease in multiple would result in increase/ decrease in fair value by US$45,797
		Volatility	50%	10% increase/decrease in volatility would result in decrease/ increase in fair value by US$6,060